Geographic Segments Net Sales to Non-affiliates (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales to non-affiliates	$ 181.7	$ 189.0	$ 207.4	$ 199.4	$ 205.9	$ 213.2	$ 214.9	$ 206.1	$ 776.7	$ 837.7	$ 911.5
Singapore
Segment Reporting Information [Line Items]
Net sales to non-affiliates									43.6	57.6	63.1
Foreign
Segment Reporting Information [Line Items]
Net sales to non-affiliates									$ 733.1	$ 780.1	$ 848.4